Equity - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total compensation cost related to the issuance of Incentive Units	$ 100,000	$ 43,225	$ 2,845
Incentive Units, vesting description		The Incentive Units were issued with one of two vesting scenarios, either (i) in one-third increments or (ii) vesting at the earlier of (a) an "Exit Event" or (b) seven years. An Exit Event has been defined as the sale of the Partnership, to one or more persons, in one transaction or a series of related transactions, whether structured as (i) a sale or transfer of all or substantially all of the Partnership Interests of the Partnership (including by way of merger, consolidation, share exchange, or similar transaction), (ii) the sale or other transfer of all or substantially all of the assets of the Partnership promptly followed by a dissolution and liquidation of the Partnership, or (iii) a combination of any of the foregoing.
Unrecognized compensation cost related to Incentive Units		$ 700,000
Unrecognized compensation cost related to Incentive Units, weighted-average recognition period		6 years 2 months 12 days
Common Class C-1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares authorized to be issue	1,000	1,000
Common Class C-2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares authorized to be issue	1,000	1,000